Share capital and reserves (Narrative) (Details)																	1 Months Ended	12 Months Ended
	Oct. 15, 2025 CAD ($) Year $ / shares shares	Oct. 12, 2025 CAD ($) Share Year $ / shares	Jul. 18, 2025 CAD ($) Year $ / shares shares	May 08, 2025 CAD ($) Share Year $ / shares	Apr. 04, 2025 CAD ($) shares	Nov. 21, 2024 CAD ($) Share Year $ / shares	Aug. 01, 2024 CAD ($) Share Year $ / shares	May 24, 2024 CAD ($) $ / shares shares	Jan. 11, 2024 CAD ($) $ / shares shares	Jan. 11, 2024 CAD ($) $ / shares shares	Nov. 30, 2023 CAD ($) Share Year $ / shares	Nov. 15, 2023 CAD ($) Share Year $ / shares	Jun. 30, 2023 CAD ($) $ / shares	May 10, 2023 CAD ($) $ / shares shares	May 10, 2023 CAD ($) $ / shares shares	Feb. 09, 2023 CAD ($) Share Year $ / shares	Jun. 30, 2023 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) Share $ / shares shares	Dec. 31, 2024 CAD ($) Share $ / shares shares	Dec. 31, 2023 CAD ($) Share $ / shares shares	Jan. 11, 2024 USD ($)	Dec. 31, 2022 shares	May 06, 2021 shares
Disclosure of classes of share capital [line items]
Number of warrants granted | shares																		3,287,556	900,000	820,000
Number of stock options granted | Share																		1,000,000	375,000	1,625,000
Exercise price of stock options granted | $ / shares																		$ 0.45	$ 0.74	$ 1.12
Loss on settlement of debt																		$ 402,740	$ 0	$ 0
Share issue related cost																		$ 3,874		$ 7,482
Number of warrants exercised | shares																		0	631,000	5,000
Proceeds from exercise of warrants																		$ 0	$ 427,050	$ 7,500
Number of options exercised | Share																		0	463,000	238,500
Proceeds from exercise of options																		$ 0	$ 484,300	$ 379,500
Exercise price of exercisable options | $ / shares																		$ 0.85
Expense from share-based payment transactions																		$ 236,922	$ 216,620	$ 1,176,190
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																		40,851,094	37,370,157	34,078,355
Number of shares outstanding | shares																		40,851,094	37,370,157	34,078,355		33,474,855
Share issue related cost																		$ 3,874		$ 7,482
Shares issued on partial settlement of joint venture settlement obligation | shares																			2,197,802
Debt transactions [Member]
Disclosure of classes of share capital [line items]
Debt settled					$ 49,176
Number of shares issued for debt settlement | shares			2,637,556		93,381
Number of warrants granted | shares			2,537,556
Settlement of debt by issuance of shares			$ 1,200,088
Fair value of warrants at grant date			$ 389,552
Expected option life | Year			3
Expected stock price volatility			82.40%
Expected dividend payment			$ 0
Risk-free interest rate			2.83%
Weighted average fair value per option			$ 0.55
Share price | $ / shares			$ 0.455
Loss on settlement of debt			$ 402,740
Debt transactions [Member] | Promissory notes [Member]
Disclosure of classes of share capital [line items]
Debt settled			1,096,900
Debt transactions [Member] | Accounts payable [Member]
Disclosure of classes of share capital [line items]
Debt settled			$ 90,000
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares	750,000														360,000
Units issued, price per unit | $ / shares	$ 0.4														$ 1.25
Gross proceeds from units issued	$ 300,000														$ 386,000
Reduction in accounts payable															$ 64,000
Exercise price of warrants granted | $ / shares	$ 0.6														$ 1.5
Fair value of shares issued	$ 300,000
Fair value of warrants at grant date	$ 137,157
Expected option life | Year	3
Expected stock price volatility	84.43%
Expected dividend payment	$ 0
Risk-free interest rate	2.42%
Weighted average fair value per option	$ 0.6
Share price | $ / shares	$ 0.4
Share issue related cost	$ 3,874														$ 7,482
Private placements [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | shares	750,000													360,000
Exercise price of warrants granted | $ / shares	$ 0.6													$ 1.5
Fair value of warrants at grant date	$ 94,124													$ 184,998	$ 184,998
Expected life of warrants	3 years													5 years
Expected volatility of warrants	84.43%													100.18%
Risk-free interest rate of warrants	2.42%													2.99%
Dividend yield of warrants	0.00%													0.00%
Convertible debt financing [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | shares									900,000								460,000
Exercise price of warrants granted | $ / shares									$ 1.3								$ 1.3
Fair value of warrants at grant date									$ 299,099	$ 299,099			$ 185,426				$ 185,426
Expected life of warrants									3 years								3 years
Expected volatility of warrants									67.30%								68.58%
Risk-free interest rate of warrants									3.79%								4.21%
Dividend yield of warrants									0.00%								0.00%
Unsecured convertible debenture [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | shares										900,000
Exercise price of warrants granted | $ / shares										$ 1.3
Principal amount of convertible debentures																					$ 3,000,000
Conversion price of debentures | $ / shares										$ 1.25			$ 1.25
Amount of convertible debentures issued													$ 1,000,000
Interest rate per annum													12.00%				12.00%
Discount rate of debentures													13.50%				13.50%
Fair value of the debenture													$ 37,219				$ 37,219
Performance shares [Member] | Mr. Sandford [Member]
Disclosure of classes of share capital [line items]
Number of shares expected to be issued on project achieving commercial operations date | shares																							100,000
Maximum number of shares to be issued on project achieving commercial operations date | shares																							2,600,000
Incentive stock option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		500,000		500,000		75,000	300,000									75,000
Exercise price of stock options granted | $ / shares		$ 0.40		$ 0.50		$ 0.90	$ 0.70									$ 1.50
Term of stock options granted		3 years		3 years		3 years	2 years									3 years
Fair value of share options granted		$ 106,504		$ 130,418		$ 30,046	$ 57,378									$ 40,105
Expected option life | Year		3		3		3	2									3
Expected stock price volatility		84.43%		82.79%		70.73%	65.61%									86.36%
Expected dividend payment		$ 0		$ 0		$ 0	$ 0
Risk-free interest rate		2.42%		2.61%		3.35%	3.36%									3.67%
Weighted average fair value per option		$ 0.21		$ 0.26		$ 0.4	$ 0.19									$ 0.53
Share price | $ / shares		$ 0.39		$ 0.49		$ 0.85	$ 0.59									$ 1.08
Number of stock options with amended exercise price | shares								350,000											500,000
Exercise price of exercisable options | $ / shares								$ 1.35											$ 1.25
Reduced exercise price of exercisable options | $ / shares								$ 0.82											$ 1
Incremental fair value of stock options								$ 129,196											$ 117,914
Incentive stock option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share																150,000
Exercise price of stock options granted | $ / shares																$ 1.10
Term of stock options granted																3 years
Fair value of share options granted																$ 91,688
Expected option life | Year																3
Expected stock price volatility																86.36%
Expected dividend payment																$ 0
Risk-free interest rate																3.67%
Weighted average fair value per option																$ 0.61
Share price | $ / shares																$ 1.08
Incentive stock option [Member] | Certain directors and officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share												1,200,000
Exercise price of stock options granted | $ / shares												$ 1.10
Term of stock options granted												5 years
Fair value of share options granted												$ 902,816
Expected option life | Year												5
Expected stock price volatility												83.79%
Expected dividend payment												$ 0
Risk-free interest rate												3.88%
Weighted average fair value per option												$ 0.75
Share price | $ / shares												$ 1.1
Incentive stock option [Member] | Officer [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share											200,000
Exercise price of stock options granted | $ / shares											$ 1.10
Term of stock options granted											5 years
Fair value of share options granted											$ 141,581
Expected option life | Year											5
Expected stock price volatility											83.80%
Expected dividend payment											$ 0
Risk-free interest rate											3.64%
Weighted average fair value per option											$ 0.71
Share price | $ / shares											$ 1.05
Debt transactions [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | shares			2,537,556
Exercise price of warrants granted | $ / shares			$ 0.55
Fair value of warrants at grant date			$ 389,552
Expected life of warrants			3 years
Expected volatility of warrants			82.40%
Risk-free interest rate of warrants			2.83%
Dividend yield of warrants			0.00%